Supplemental Financial Information (Tables)	3 Months Ended
Mar. 31, 2013
Disclosure Supplemental Financial Information Supplemental Consolidated Balance Sheet Information [Abstract]
Schedule of other current assets and other current liabilities
Other current assets and other current liabilities consisted of the following:

	March 31,	December 31,
	2013	2012
	(in thousands)
Other:
Insurance Claims Receivable	$1,780	$1,784
Deferred Expense - Current Portion	7,439	7,653
Other Non-Trade Receivables	14,464	1,871
Income Tax Receivable	3,468	—
Other	893	883
	$28,044	$12,191
Other Current Liabilities:
Deferred Revenue - Current Portion	$14,006	$14,546
Taxes Payable	—	4,958
Other	8,705	6,979
	$22,711	$26,483